Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	£ 4,245	£ 3,707
Present value of defined benefit obligation	(3,731)	(3,334)
Net pension asset/(liability)	514	373
Other post-retirement medical benefit obligation	(34)	(39)
Other pension accruals	(9)	(9)
Net retirement benefit asset	471	325
Retirement benefit assets	537	410
Retirement benefit obligations	(66)	(85)
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	4,125	3,588
Present value of defined benefit obligation	(3,588)	(3,178)
Net pension asset/(liability)	537	410
Other funded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	120	119
Present value of defined benefit obligation	(123)	(135)
Net pension asset/(liability)	(3)	(16)
Other unfunded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Present value of defined benefit obligation	(20)	(21)
Net pension asset/(liability)	£ (20)	£ (21)